Interest-bearing loans and borrowings - short term	12 Months Ended
Mar. 31, 2025
Disclosure Of Borrowings [Abstract]
Interest-bearing loans and borrowings - short term
23.
Interest-bearing loans and borrowings - short term

	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Working capital term loan (secured)	11,249	18,670	219
Acceptances (secured)	27,680	55,488	650
Buyer's / supplier's credit (secured)	11,123	6,169	72
Term loan from banks and financial institutions (secured)	1,600	—	—
Current maturities of long term interest-bearing loans and borrowings (refer Note 18)	29,803	60,384	707
Total #	81,455	140,711	1,647

Working capital term loan (secured)

The term loan from bank carries interest ranging from 8.45% to 11.15% per annum (March 31, 2024: 6.75% to 10.75% per annum) and is repayable with a bullet payment at the end of the tenure i.e. 30 to 365 days. It is secured by first charge by way of hypothecation of the entire movable properties of the respective borrower, including movable plant and machinery, machinery spares, tools and accessories, furniture, fixture and all other movable properties, book debts, operating cash flows, receivables, commission and revenues, all other current assets, intangible assets, goodwill, uncalled up capital except project assets.

Acceptances (secured)

Acceptances represent creditors to whom banks have issued letter of credits. The letter of credits are secured by pari passu charge over all present and future current assets and movable fixed assets of the respective project Company for which such acceptances are taken and the discount rate of acceptances ranges from 7.00% to 9.94% per annum (March 31, 2024: 6.95% to 11.52% per annum). The maturity period ranges from 3 to 12 months.

Buyer's / supplier's credit (secured)

Buyer's/ Supplier credit carries an interest rate of 3.35% to 4.94% (March 31, 2024: 3.90% to 6.08%) and is secured by first pari passu first charge by way of mortgage of all the present and future immovable properties, hypothecation of movable assets, book debt, operating cash flows, receivables, commissions, revenue of whatsoever nature, all bank accounts and all intangibles assets, assignment of all rights, title, interests, benefits, claims etc. of project documents, PPA, and insurance contracts of the Company. Creation of charge by way of mortgage and assignment is under process.

# Certain borrowings included above are guaranteed by RPL on behalf of the Group entities. Further, certain securities held in subsidiary companies are pledged with banks and financial institutions as security for financial facilities obtained by subsidiary companies.